FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Amortized cost
Financial assets by category
Financial assets.	$ 86,422,707	$ 68,957,670	$ 67,627,329
Fair value
Financial assets by category
Financial assets.	46,755,784	356,233	12,526
Cash and cash equivalents | Amortized cost
Financial assets by category
Financial assets.	4,813,012	3,450,873	2,215,103
Cash and cash equivalents | Fair value
Financial assets by category
Financial assets.	22,346,409
Other financial assets | Amortized cost
Financial assets by category
Financial assets.	4,713,161	4,703,688	4,781,679
Other financial assets | Fair value
Financial assets by category
Financial assets.	24,409,375	356,233	12,526
Trade receivables | Amortized cost
Financial assets by category
Financial assets.	73,546,633	59,236,377	52,888,427
Other receivables | Amortized cost
Financial assets by category
Financial assets.	$ 3,349,901	$ 1,566,732	$ 7,742,120